EMPLOYEE BENEFIT PLANS - Sensitivity analysis (Details) R$ in Thousands	Dec. 31, 2025 BRL (R$)
Sensitivity Analysis, +0.50% | Actuarial assumption of discount rates
Disclosure of defined benefit plans [line items]
Increase (Decrease) in Defined Benefit Obligation Due to Reasonably Possible Increase in Present Value, Net	R$ 711,035
Sensitivity Analysis, +1.00% | Actuarial assumption of medical cost trend rates
Disclosure of defined benefit plans [line items]
Increase (Decrease) in Defined Benefit Obligation Due to Reasonably Possible Increase in Present Value, Net	R$ 807,480